Investment Strategy	Dec. 31, 2025
S000009184 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies. These companies have market capitalizations in the range of companies in the Russell 2500® Growth Index (the Capitalization Index), which ranged between $4.4 million and $50.2 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Fund may at times emphasize one or more sectors in selecting its investments, including the health care, industrials, and information technology sectors.

S000009185 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, France and the United Kingdom). The Fund also may invest up to 20% of its net assets in companies in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies. These companies have market capitalizations in the range of companies in the MSCI EAFE SMID Cap Growth Index (Net) (the Capitalization Index), which ranged between $316.1 million and $45.6 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the industrials and information technology sectors.

S000009188 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, France and the United Kingdom). The Fund also may invest up to 20% of its net assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies. These companies have market capitalizations in the range of companies in the MSCI EAFE Growth Index (Net) (the Capitalization Index), which ranged between $3.1 billion and $500.5 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the industrials and information technology sectors.
The Fund invests in a limited number of foreign companies, offering the potential to provide above-average growth over time. Generally, the Fund anticipates holding between 30-60 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

S000033621 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in European companies. Under normal circumstances, the Fund invests at least 70% of its total assets in companies in Western European countries (for example, the United Kingdom, Germany, France and Italy), but also may invest up to 30% of its total assets in companies in emerging Central and Eastern European countries (for example, Poland, the Czech Republic, Turkey and Cyprus). For purposes of the Fund's policies, the Fund may invest in a company if (i) it is domiciled in, or the principal trading market for its securities is in, a European country, (ii) it derives 50% or more of its economic value from goods produced, sales made or services performed or has at least 50% of its assets in a European country or countries or (iii) it is a holding company that predominantly holds shares in such companies. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies. These companies have market capitalizations in the range of companies in the MSCI AC Europe Small Cap Index (Net) (the Capitalization Index), which ranged between $156.4 million and $14.1 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors.

S000009189 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing its assets among a selected group of underlying stock and bond mutual funds and exchanged-traded funds (ETFs) for which Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Investment Manager), or its affiliates serves as investment adviser or principal underwriter (collectively, the Portfolio Funds). Under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among the Portfolio Funds according to an asset allocation table based on the current level of the Standard & Poor’s (S&P) 500® Index.
Generally, the Fund’s allocation to stock funds increases as the S&P 500® Index declines and decreases as the S&P 500® Index rises. When the S&P 500® Index goes up in relation to trading range bands that are predetermined by the Investment Manager, the Fund sells a portion of its stock Portfolio Funds and invests more in the bond Portfolio Funds, and when the S&P 500® Index goes down in relation to the predetermined bands, the Fund increases its investment in the stock Portfolio Funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.
Although many asset allocation funds follow a basic approach of moving assets from stocks to bonds when the equity market goes up, and from bonds to stocks when the equity market goes down, some are run by investment managers who allocate fund assets by making subjective decisions based on complicated economic and financial models and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined allocation table. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.
Just as a thermostat may be set at different ranges for different seasons, the structure and allocation ranges of the Fund’s asset allocation table may be changed from time to time between two forms, based on the Investment Manager’s determination of whether it expects the equity market to be moving over the next year in a side-ways or non-directional pattern, which the Investment Manager terms an “expensive” market, or to be trending upward, which the Investment Manager terms a “normal” market. The Investment Manager’s process and methodology for determining whether the current market is “expensive” or “normal” and the structure of each form of allocation table are described in more detail in the Principal Investment Strategies section of the Fund's statutory prospectus. Such determination will be made on at least an annual basis and will be reflected in the asset allocation table disclosed in the Fund’s statutory prospectus. In general, the two different forms of allocation table are intended to maximize the capture of value under the two different sets of market conditions.
The Fund’s current form of asset allocation table, which is set forth in the Principal Investment Strategies section of the Fund's statutory prospectus, has been in place since the Fund’s inception, except for the period from May 1, 2020 through April 30, 2021. The current form of asset allocation table reflects the Investment Manager’s determination that the equity market is currently “expensive.” The “expensive” form of table may result in equity investment allocations as low as 10% or as high as 90% of Fund assets. The Investment Manager evaluates the appropriate form of asset allocation table and updates the S&P 500® Index trading range bands within the table at least annually. From May 1, 2020 through April 30, 2021, the form of asset allocation table in place for the Fund reflected the Investment Manager’s determination that the equity market was “normal.” With the “normal” form of table, the Fund’s equity investment allocations could be no less than 50% of Fund assets.
The Investment Manager chooses the Portfolio Funds to be generally consistent with the composition of the Fund’s primary stock and bond benchmarks and to allow the Fund to participate in strategies the Investment Manager believes can provide additional return due to active management.
The stock and bond Portfolio Funds that the Fund currently uses in its “fund-of-funds” structure, and the current target percentage for each Portfolio Fund within the stock or bond asset class, is set forth in the More Information – Principal Investment Strategies section of the statutory prospectus for the Fund. The Investment Manager may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus.
See the Appendix B: Portfolio Funds – Investment Objectives and Strategies section of the Fund’s statutory prospectus for information about the Portfolio Funds’ investment objectives and principal investment strategies. Each of the Portfolio Funds is managed by the Investment Manager or its affiliates. The Fund does not pay any sales charges on its purchases of shares of the Portfolio Funds.
The Investment Manager will conduct the market state review at least annually prior to the annual updating of this prospectus, and may, in its discretion, assess the market state on an “emergency” basis and make any changes deemed necessary to reflect, for example, a very significant move in market levels or a structural change affecting the markets.
Any such “emergency” changes by the Investment Manager, which are expected to be infrequent, would be disclosed in this prospectus.